INCOME TAX BENEFIT (EXPENSE) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Dividend tax rate	10.00%	10.00%	10.00%	10.00%	10.00%
Net operating loss carryforwards	$ 113,035	704,218
Net operating loss carryforwards, expiration dates	The net operating loss will expire in 2016 and 2017 if not utilized.	The net operating loss will expire in 2016 and 2017 if not utilized.
Unrecognized tax benefits	$ 45	282	$ 104	649	596	4,664